Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
HK statutory income tax rate	8.25%	8.25%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(8.25%)	(8.25%)	(16.50%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs		(8.53%)	(10.00%)
Effect of additional deduction allowed for R&D expense	(5.31%)	(4.39%)	(2.74%)
Effect of expenses not deductible for tax purposes	4.67%	1.44%	0.81%
Others	(1.40%)		2.45%
Total	22.96%	13.52%	15.52%